Report for the Calendar Year or Quarter Ended:	March 31, 2008
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 14, 2008

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$286,729

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
9835
178340
178340
178340
D
AMERICAN EXPRESS CO
COM
025816109
6491
148465
148465
148465
D
AMERICAN INTERNATIONAL GP
COM
026874107
8567
198070
198070
198070
D
APPLIED MATERIALS
COM
038222105
8400
430535
430535
430535
D
AT&T
COM
00206R102
594
15504
15504
15504
D
AUTOMATIC DATA PROCESSING
COM
053015103
8486
200180
200180
200180
D
BB&T CORP
COM
054937107
7998
249455
249455
249455
D
BOEING
COM
097023105
271
3650
3650
3650
D
CAPITAL SOUTHWEST CORP
COM
140501107
418
3375
3375
3375
D
CHEVRON-TEXACO CORP
COM
166764100
368
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
640
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
8608
357308
357308
357308
D
CONOCOPHILLIPS
COM
20825C104
11149
146288
146288
146288
D
CR BARD INC
COM
067383109
9319
96665
96665
96665
D
DIAGEO PLC
COM
25243Q205
9099
111888
111888
111888
D
DUPONT DE NEMOURS
COM
263534109
223
4778
4778
4778
D
EBAY
COM
278642103
7554
253160
253160
253160
D
EXXON MOBIL CORP
COM
30231G102
16288
192575
192575
192575
D
FPL GROUP
COM
302571104
310
4937
4937
4937
D
GENERAL DYNAMICS CORP
COM
369550108
7424
89045
89045
89045
D
GENERAL ELECTRIC
COM
369604103
12367
334147
334147
334147
D
HORMEL
COM
440452100
9408
225835
225835
225835
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
8337
187015
187015
187015
D
INTERNATIONAL GAME TECH
COM
459902102
7241
180070
180070
180070
D
JOHNSON & JOHNSON
COM
478160104
10660
164332
164332
164332
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
8010
349186
349186
349186
D
MCGRAW HILL CO'S
COM
580645109
6820
184580
184580
184580
D
MEDTRONIC INC
COM
585055106
10751
222260
222260
222260
D
MERCK & CO.
COM
589331107
230
6050
6050
6050
D
METROPOLITAN LIFE INS. CO
COM
59156R108
9336
154935
154935
154935
D
MICROSOFT
COM
594918104
8440
297386
297386
297386
D
NATIONAL CITY CORP
COM
635405103
104
10447
10447
10447
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
8923
131225
131225
131225
D
ORACLE CORPORATION
COM
68389X105
9733
497572
497572
497572
D
PEPSICO
COM
713448108
13350
184905
184905
184905
D
PFIZER INC
COM
717081103
1036
49522
49522
49522
D
PROCTER & GAMBLE
COM
742718109
14216
202883
202883
202883
D
ROYAL DUTCH SHELL
COM
780259206
283
4100
4100
4100
D
SABINE ROYALTY TRUST
COM
785688102
252
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
184
12800
12800
12800
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
9483
158970
158970
158970
D
STATE STREET CORP
COM
857477103
1082
13695
13695
13695
D
UNITED PARCEL SERVICE
COM
911312106
7961
109020
109020
109020
D
US BANCORP
COM
902973304
1071
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
731
37350
37350
37350
D
WAL-MART
COM
931142103
294
5590
5590
5590
D
WILMINGTON TRUST CORP.
COM
971807102
4276
137495
137495
137495
S
REPORT SUMMARY
50
RECORDS
286729
0
OTHER MANAGERS